SHAREHOLDERS' EQUITY	12 Months Ended
Sep. 30, 2019
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

10.        SHAREHOLDERS’ EQUITY

Authorized

Unlimited common shares, without par value.

Unlimited preferred shares, without par value.

Effective April 25, 2018, the Company consolidated its issued and outstanding common shares on a basis of one post-consolidation share for 20 pre-consolidation shares. Unless otherwise stated, all share and per share amounts have been restated respectively to reflect this share consolidation.

August 2019 Financing

On August 27, 2019, the Company closed a public offering of equity securities of the Company in Canada and a concurrent private placement of equity securities in the United States (the “August 2019 Financing”). The Company issued a total of 6,080,596 common shares and 11,919,404 pre-funded warrants in lieu of common shares of the Company at a price of $2.00 per security for aggregate gross proceeds of $36,000,000. Each pre-funded warrant entitles the holder thereof to acquire one common share at a nominal exercise price for a period of five years. In connection with the August 2019 Financing, the Company paid cash commissions of $1,978,770 and incurred other financing costs of $687,510.

Realm Acquisition

On July 31, 2019, the Company issued 6,718,150 shares in relation to the Realm Acquisition (Note 4).

January 2018 Financing

On January 9, 2018, the Company closed the first tranche of a brokered equity offering (“January 2018 Financing”), issuing 3,427,250 common shares and 1,654,000 pre-funded warrants at a price of $4.00 each, for total gross proceeds of $20,325,000. Each warrant is exercisable, for a nominal exercise price, into one common share of the Company for a period of five years. In connection with the first tranche of the January 2018 Financing, the Company paid a cash commission of $1,204,000, incurred other financing costs of $810,500 including $211,073 of deferred financing costs as at September 30, 2017, and issued 175,937 broker warrants each exercisable into one common share of the Company at a price of $4.00 per share for a period of five years. The broker warrants were valued at $495,033 using the Black-Scholes model with a risk-free interest rate of 2.33%, term of 5 years, volatility of 82.00%, and dividend rate of 0%.

Concurrently, the Company completed a non-brokered private placement of 168,750 common shares at $4.00 per share as purchased by certain directors of the Company for total gross proceeds of $675,000.

On January 16, 2018, the Company closed the second tranche of the January 2018 Financing, issuing 465,000 common shares and 535,000 pre-funded warrants at a price of $4.00 each, for total gross proceeds of $4,000,000. Each warrant is exercisable, for a nominal exercise price, into one common share of the Company for a period of five years. In connection with the second tranche of the January 2018 Financing, the Company paid a cash commission of $352,800, incurred other financing costs of $18,599, and issued 63,000 broker warrants each exercisable into one common share of the Company at a price of $4.00 per share for a period of five years. The broker warrants were valued at $177,188 using the Black-Scholes model with a risk-free interest rate of 2.36%, term of 5 years, volatility of 81.90%, and dividend rate of 0%. Furthermore, on January 16, 2018, the Company’s agent partially exercised its over-allotment option for 260,000 additional common shares for additional proceeds to the Company of approximately $1,040,000.

Nomination Rights

In connection with a January 2016 private placement of 227,273 Units, a Unit consisting of one common share, one 7-year warrant and one-half of one 2-year warrant, of the Company, Clarus Lifesciences III, L.P. (“Clarus”) acquired 106,061 common shares. Clarus is entitled to nominate two directors to the board of directors of the Company, one of which must be an independent director and preapproved by the Company. These nomination rights will continue for so long as Clarus holds greater than or equal to 53,030 common shares, subject to adjustment in certain circumstances.

In connection with the January 2018 Financing, Omega Fund IV, L.P. ("Omega") acquired  465,000 common shares and 535,000 pre-funded warrants (exercised during the year). Pursuant to the terms of a nomination rights agreement between the Company and Omega, Omega was entitled to nominate one director to the board of directors of the Company, so long as Omega held at least 9.99% of the issued and outstanding common shares; these nomination rights expired during the year ended September 30, 2019.